Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Afterpay Ltd.(a)	693	$62,979
AGL Energy Ltd.	2,338	16,127
AMP Ltd.	10,202	8,787
Ampol Ltd.	955	18,878
APA Group	4,510	34,942
Aristocrat Leisure Ltd.	1,965	56,419
ASX Ltd.	616	34,726
Aurizon Holdings Ltd.	5,130	14,860
AusNet Services	5,486	8,030
Australia & New Zealand Banking Group Ltd.	9,906	219,915
BHP Group Ltd.	10,212	376,270
BHP Group PLC	7,347	222,214
BlueScope Steel Ltd.	1,848	30,862
Brambles Ltd.	5,538	44,489
CIMIC Group Ltd.(a)	352	5,275
Cochlear Ltd.	206	35,405
Coles Group Ltd.	4,975	62,717
Commonwealth Bank of Australia	6,165	424,022
Computershare Ltd.	1,868	20,374
Crown Resorts Ltd.(a)	1,404	13,253
CSL Ltd.	1,567	328,220
Dexus	3,666	28,799
Evolution Mining Ltd.	5,244	18,755
Fortescue Metals Group Ltd.	6,046	105,501
Goodman Group	5,698	83,231
GPT Group (The)	6,645	23,714
Insurance Australia Group Ltd.	7,543	28,550
James Hardie Industries PLC	1,536	50,900
Lendlease Corp. Ltd.	2,028	19,911
Macquarie Group Ltd.	1,187	147,153
Magellan Financial Group Ltd.	432	16,184
Medibank Pvt Ltd.	9,624	22,897
Mirvac Group	15,099	31,374
National Australia Bank Ltd.	11,290	232,501
Newcrest Mining Ltd.	2,691	55,126
Northern Star Resources Ltd.	3,784	30,720
Oil Search Ltd.	8,056	23,647
Orica Ltd.	1,365	14,298
Origin Energy Ltd.	6,157	19,785
Qantas Airways Ltd.(a)	2,562	9,796
QBE Insurance Group Ltd.	4,656	35,462
Ramsay Health Care Ltd.	624	32,449
REA Group Ltd.	160	19,571
Rio Tinto Ltd.	1,238	115,855
Santos Ltd.	5,942	32,038
Scentre Group	20,064	42,156
Seek Ltd.(a)	1,092	26,124
Sonic Healthcare Ltd.	1,482	41,074
South32 Ltd.	16,903	37,603
Stockland	8,761	31,672
Suncorp Group Ltd.	4,281	34,755
Sydney Airport(a)	4,444	21,249
Tabcorp Holdings Ltd.	7,064	27,119
Telstra Corp. Ltd.	14,852	38,892
TPG Telecom Ltd.	1,677	7,138
Transurban Group	9,816	107,442
Treasury Wine Estates Ltd.	2,435	18,884
Vicinity Centres	11,515	14,098

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	351	$8,207
Wesfarmers Ltd.	3,893	162,717
Westpac Banking Corp.	12,481	240,831
WiseTech Global Ltd.	504	12,236
Woodside Petroleum Ltd.	3,315	58,537
Woolworths Group Ltd.	4,335	131,599

		4,299,314

Austria — 0.1%
Erste Group Bank AG(a)	1,029	36,666
OMV AG	537	26,510
Raiffeisen Bank International AG	468	10,248
Verbund AG	234	19,239
voestalpine AG	420	18,252

		110,915

Belgium — 0.3%
Ageas SA/NV	663	40,193
Anheuser-Busch InBev SA/NV	2,656	188,097
Elia Group SA/NV	110	11,918
Etablissements Franz Colruyt NV	234	13,896
Galapagos NV(a)	156	12,186
Groupe Bruxelles Lambert SA	406	44,466
KBC Group NV(a)	873	67,910
Proximus SADP	525	11,205
Sofina SA	50	19,032
Solvay SA	209	26,619
UCB SA	444	41,187
Umicore SA	696	42,361

		519,070

Canada — 3.5%
Agnico Eagle Mines Ltd.	810	50,581
Air Canada(a)	461	9,282
Algonquin Power & Utilities Corp.	1,823	29,386
Alimentation Couche-Tard Inc., Class B	3,048	103,194
AltaGas Ltd.	741	13,836
Atco Ltd., Class I, NVS	288	9,877
B2Gold Corp.	3,358	16,159
Ballard Power Systems Inc.(a)	776	16,930
Bank of Montreal	2,160	203,692
Bank of Nova Scotia (The)	4,210	267,856
Barrick Gold Corp.	6,227	132,568
Bausch Health Cos Inc.(a)	1,170	37,634
BCE Inc.	507	23,945
BlackBerry Ltd.(a)	1,677	14,818
Brookfield Asset Management Inc., Class A	4,486	204,317
Brookfield Renewable Corp., Class A	420	17,395
CAE Inc.	975	30,513
Cameco Corp.	1,419	23,831
Canadian Apartment Properties REIT	274	12,170
Canadian Imperial Bank of Commerce	1,560	162,036
Canadian National Railway Co.	2,403	258,486
Canadian Natural Resources Ltd.	3,897	118,190
Canadian Pacific Railway Ltd.	450	167,793
Canadian Tire Corp. Ltd., Class A, NVS	230	36,630
Canadian Utilities Ltd., Class A, NVS	468	13,364
Canopy Growth Corp.(a)	703	18,944
CCL Industries Inc., Class B, NVS	503	28,527
Cenovus Energy Inc.	4,818	37,480
CGI Inc.(a)	777	68,687
Constellation Software Inc.	73	107,045

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Dollarama Inc.	1,047	$48,750
Emera Inc.	858	38,966
Empire Co. Ltd., Class A, NVS	507	15,933
Enbridge Inc.	6,920	266,686
Fairfax Financial Holdings Ltd.	100	45,650
First Quantum Minerals Ltd.	2,195	50,548
FirstService Corp.	137	22,235
Fortis Inc.	1,603	71,446
Franco-Nevada Corp.	655	91,169
George Weston Ltd.	276	24,349
GFL Environmental Inc.	656	21,596
Gildan Activewear Inc.	702	24,343
Great-West Lifeco Inc.	1,006	29,145
Hydro One Ltd.(b)	1,123	26,902
iA Financial Corp. Inc.	405	22,788
IGM Financial Inc.	195	6,955
Imperial Oil Ltd.	677	19,536
Intact Financial Corp.	468	62,154
Inter Pipeline Ltd.	1,278	18,616
Keyera Corp.	711	16,246
Kinross Gold Corp.	4,017	28,245
Kirkland Lake Gold Ltd.	956	35,491
Loblaw Companies Ltd.	592	32,843
Lundin Mining Corp.	2,276	27,474
Magna International Inc.	989	93,321
Manulife Financial Corp.	6,884	150,192
Metro Inc.	916	41,936
National Bank of Canada	1,248	90,653
Northland Power Inc.	663	22,819
Nutrien Ltd.	1,977	109,039
Onex Corp.	288	19,265
Open Text Corp.	891	41,921
Pan American Silver Corp.	681	21,633
Parkland Corp./Canada	517	16,592
Pembina Pipeline Corp.	1,746	53,848
Power Corp. of Canada	2,013	58,580
Quebecor Inc., Class B	468	12,573
Restaurant Brands International Inc.	968	66,419
RioCan REIT	507	8,663
Ritchie Bros Auctioneers Inc.	385	24,470
Rogers Communications Inc., Class B, NVS	1,278	62,892
Royal Bank of Canada	4,910	468,210
Saputo Inc.	1,006	31,941
Shaw Communications Inc., Class B, NVS	1,590	46,012
Shopify Inc., Class A(a)	384	452,890
SSR Mining Inc.	762	12,085
Sun Life Financial Inc.	1,943	104,731
Suncor Energy Inc.	5,398	115,358
TC Energy Corp.	3,293	162,776
Teck Resources Ltd., Class B	1,756	37,127
TELUS Corp.	1,512	31,341
Thomson Reuters Corp.	608	56,337
TMX Group Ltd.	184	20,259
Toromont Industries Ltd.	286	22,783
Toronto-Dominion Bank (The)	6,274	430,949
Waste Connections Inc.	897	106,842
West Fraser Timber Co. Ltd.	293	22,603
Wheaton Precious Metals Corp.	1,677	69,509
WSP Global Inc.	405	42,018

Security	Shares	Value

Canada (continued)
Yamana Gold Inc.	3,082	$14,105

		6,425,924

Denmark — 0.8%
Ambu A/S, Class B	530	29,736
AP Moller - Maersk A/S, Class A	12	28,263
AP Moller - Maersk A/S, Class B, NVS	23	57,224
Carlsberg A/S, Class B	377	66,244
Chr Hansen Holding A/S(a)	352	32,399
Coloplast A/S, Class B	436	72,236
Danske Bank A/S	2,422	46,282
Demant A/S(a)	406	20,387
DSV Panalpina A/S	741	165,469
Genmab A/S(a)	224	82,310
GN Store Nord A/S	416	37,602
H Lundbeck A/S	234	7,227
Novo Nordisk A/S, Class B	5,869	430,415
Novozymes A/S, Class B	663	47,254
Orsted A/S(b)	678	99,017
Pandora A/S	367	41,704
ROCKWOOL International A/S, Class B	30	13,486
Tryg A/S	962	22,042
Vestas Wind Systems A/S	3,340	139,598

		1,438,895

Finland — 0.4%
Elisa OYJ	549	31,187
Fortum OYJ	1,599	42,058
Kesko OYJ, Class B	948	28,918
Kone OYJ, Class B	1,124	88,410
Neste OYJ	1,431	86,821
Nokia OYJ(a)	19,697	93,482
Nordea Bank Abp	11,665	121,344
Orion OYJ, Class B	342	15,163
Sampo OYJ, Class A	1,561	74,244
Stora Enso OYJ, Class R	1,848	35,438
UPM-Kymmene OYJ	1,900	74,449
Wartsila OYJ Abp	1,467	18,958

		710,472

France — 3.6%
Accor SA(a)	664	26,753
Aeroports de Paris(a)	108	13,872
Air Liquide SA	1,639	276,461
Airbus SE(a)	2,040	245,428
Alstom SA(a)	929	50,817
Amundi SA(a)(b)	216	19,268
Arkema SA	219	27,418
Atos SE(a)	339	23,106
AXA SA	6,434	182,207
BioMerieux	159	18,934
BNP Paribas SA(a)	3,932	252,713
Bollore SA	2,901	14,667
Bouygues SA	744	31,920
Bureau Veritas SA(a)	897	26,855
Capgemini SE	562	103,104
Carrefour SA	1,950	37,805
Cie. de Saint-Gobain(a)	1,763	111,421
Cie. Generale des Etablissements Michelin SCA	598	86,637
CNP Assurances	624	10,941
Covivio	197	17,596
Credit Agricole SA(a)	3,952	61,237

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	2,145	$151,391
Dassault Aviation SA(a)	10	10,906
Dassault Systemes SE	466	108,239
Edenred	813	46,145
Eiffage SA(a)	266	29,178
Electricite de France SA(a)	2,073	30,245
Engie SA(a)	6,100	90,835
EssilorLuxottica SA	975	162,441
Eurazeo SE	162	13,515
Eurofins Scientific SE(a)	397	39,356
Faurecia SE(a)	275	14,864
Faurecia SE, New(a)	120	6,470
Gecina SA	178	26,067
Getlink SE(a)	1,599	25,466
Hermes International	111	139,501
Iliad SA	51	9,270
Ipsen SA	117	11,330
Kering SA	264	211,816
Klepierre SA	732	19,439
La Francaise des Jeux SAEM(b)	302	15,494
Legrand SA	954	93,022
L’Oreal SA	869	357,401
LVMH Moet Hennessy Louis Vuitton SE	959	722,913
Natixis SA(a)	3,566	17,446
Orange SA	6,972	86,866
Orpea SA(a)	168	21,650
Pernod Ricard SA	694	142,609
Publicis Groupe SA	751	48,692
Remy Cointreau SA(c)	78	15,606
Renault SA(a)	663	26,757
Safran SA(a)	1,121	167,576
Sanofi	3,913	411,083
Sartorius Stedim Biotech	103	47,365
Schneider Electric SE	1,862	298,161
SCOR SE(a)	590	19,113
SEB SA	89	16,231
SES SA	1,326	10,063
Societe Generale SA(a)	2,732	77,845
Sodexo SA(a)	327	32,712
Suez SA	1,131	27,039
Teleperformance	205	79,241
Thales SA	366	37,353
TOTAL SE	8,621	382,168
Ubisoft Entertainment SA(a)	314	23,609
Unibail-Rodamco-Westfield(a)	475	39,220
Valeo SA	858	27,825
Veolia Environnement SA	1,950	62,183
Vinci SA	1,796	197,609
Vivendi SE	2,938	102,566
Wendel SE	117	15,591
Worldline SA(a)(b)	854	83,919

		6,492,562

Germany — 2.8%
adidas AG(a)	663	204,997
Allianz SE, Registered	1,447	376,947
Aroundtown SA	3,186	24,561
BASF SE	3,201	258,484
Bayer AG, Registered	3,440	222,872
Bayerische Motoren Werke AG	1,131	113,549
Bechtle AG	96	19,571

Security	Shares	Value

Germany (continued)
Beiersdorf AG	351	$39,676
Brenntag SE	537	48,276
Carl Zeiss Meditec AG, Bearer	117	20,641
Commerzbank AG(a)	3,822	25,264
Continental AG(a)	370	50,170
Covestro AG(b)	611	40,027
Daimler AG, Registered	2,971	264,839
Delivery Hero SE(a)(b)	451	71,692
Deutsche Bank AG, Registered(a)	6,864	95,899
Deutsche Boerse AG	629	108,505
Deutsche Lufthansa AG, Registered(a)(c)	847	10,949
Deutsche Post AG, Registered	3,316	195,418
Deutsche Telekom AG, Registered	11,583	223,098
Deutsche Wohnen SE	1,243	67,334
E.ON SE	7,761	93,670
Evonik Industries AG	780	27,343
Fresenius Medical Care AG & Co. KGaA	792	63,078
Fresenius SE & Co. KGaA	1,434	70,569
GEA Group AG	413	18,152
Hannover Rueck SE	225	41,657
HeidelbergCement AG	508	46,611
HelloFresh SE(a)	513	42,611
Henkel AG & Co. KGaA	381	37,930
HOCHTIEF AG	78	7,322
Infineon Technologies AG	4,540	183,441
KION Group AG	276	27,557
Knorr-Bremse AG	269	33,030
LANXESS AG	312	22,993
LEG Immobilien SE	225	31,338
Merck KGaA	468	82,338
MTU Aero Engines AG	179	45,229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	475	137,605
Nemetschek SE	189	14,106
Puma SE(a)	312	32,946
Rational AG(c)	13	10,854
RWE AG	2,282	86,643
SAP SE	3,626	509,655
Scout24 AG(b)	350	29,131
Siemens AG, Registered	2,621	437,999
Siemens Healthineers AG(b)	934	53,384
Symrise AG	429	55,465
TeamViewer AG(a)(b)	571	27,192
Telefonica Deutschland Holding AG	2,760	8,034
Uniper SE	744	27,173
United Internet AG, Registered(d)	429	18,080
Volkswagen AG	118	37,529
Vonovia SE	1,739	114,384
Zalando SE(a)(b)	530	55,214

		5,013,032

Hong Kong — 1.1%
AIA Group Ltd.	41,600	529,718
ASM Pacific Technology Ltd.	1,200	18,200
Bank of East Asia Ltd. (The)(c)	4,680	9,834
BOC Hong Kong Holdings Ltd.	12,000	42,334
Budweiser Brewing Co. APAC Ltd.(b)	4,700	14,856
CK Asset Holdings Ltd.	9,336	58,599
CK Hutchison Holdings Ltd.	8,836	72,469
CK Infrastructure Holdings Ltd.	2,500	15,321
CLP Holdings Ltd.	5,500	54,279

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
ESR Cayman Ltd.(a)(b)	6,200		$21,194
Galaxy Entertainment Group Ltd.(a)	8,000		70,453
Hang Lung Properties Ltd.	8,000		21,836
Hang Seng Bank Ltd.	2,500		49,087
Henderson Land Development Co. Ltd.	5,523		24,568
HK Electric Investments & HK Electric Investments Ltd.	7,500		7,513
HKT Trust & HKT Ltd.	16,740		24,312
Hong Kong & China Gas Co. Ltd.	40,875		65,574
Hong Kong Exchanges & Clearing Ltd.	4,200		254,157
Hongkong Land Holdings Ltd.(c)	3,900		19,305
Jardine Matheson Holdings Ltd.	800		53,792
Link REIT	7,800		73,763
Melco Resorts & Entertainment Ltd., ADR(a)	778		15,008
MTR Corp. Ltd.	6,000		33,450
New World Development Co. Ltd.	4,583		24,252
PCCW Ltd.	12,000		6,953
Power Assets Holdings Ltd.	5,500		33,814
Sands China Ltd.(a)	8,000		38,008
Sino Land Co. Ltd.	14,000		20,801
SJM Holdings Ltd.	8,000		10,383
Sun Hung Kai Properties Ltd.	4,500		67,962
Swire Pacific Ltd., Class A	2,000		16,184
Swire Properties Ltd.	4,400		13,143
Techtronic Industries Co. Ltd.	4,893		89,206
WH Group Ltd.(b)	37,500		32,784
Wharf Real Estate Investment Co. Ltd.	5,000		28,776
Wynn Macau Ltd.(a)	6,000		11,541
Xinyi Glass Holdings Ltd.	4,000		14,188

			1,957,617

Ireland — 0.7%
CRH PLC	2,730		128,924
Flutter Entertainment PLC(a)	539		110,207
Horizon Therapeutics PLC(a)	766		72,479
Kerry Group PLC, Class A	561		72,801
Kingspan Group PLC	537		47,875
Linde PLC	1,818		519,657
Smurfit Kappa Group PLC	741		37,964
STERIS PLC	296		62,462
Trane Technologies PLC	859		149,320

			1,201,689

Israel — 0.2%
Azrieli Group Ltd.	156		10,990
Bank Hapoalim BM(a)	3,798		30,329
Bank Leumi Le-Israel BM	4,778		33,706
Check Point Software Technologies Ltd.(a)(c)	434		50,696
CyberArk Software Ltd.(a)	117		16,439
Elbit Systems Ltd.	76		10,472
ICL Group Ltd.	2,497		16,052
Isracard Ltd.	0	(e)	1
Israel Discount Bank Ltd., Class A	4,212		19,064
Mizrahi Tefahot Bank Ltd.	444		12,526
Nice Ltd.(a)	225		54,444
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	3,744		40,061
Wix.com Ltd.(a)(c)	185		58,808

			353,588

Italy — 0.7%
Amplifon SpA(a)	432		18,269
Assicurazioni Generali SpA(a)	3,669		73,693
Atlantia SpA(a)	1,716		33,516

Security	Shares	Value

Italy (continued)
CNH Industrial NV	3,393	$50,525
DiaSorin SpA	82	13,943
Enel SpA	28,197	280,611
Eni SpA	9,009	107,691
Ferrari NV	446	95,648
FinecoBank Banca Fineco SpA(a)	1,921	33,115
Infrastrutture Wireless Italiane SpA(b)	840	9,809
Intesa Sanpaolo SpA(a)	57,354	160,248
Mediobanca Banca di Credito Finanziario SpA(a)	2,225	25,183
Moncler SpA(a)	624	38,325
Nexi SpA(a)(b)	1,530	29,359
Poste Italiane SpA(b)	1,833	24,052
Prysmian SpA	725	22,735
Recordati Industria Chimica e Farmaceutica SpA	381	21,025
Snam SpA	7,918	44,608
Telecom Italia SpA/Milano	30,485	16,745
Tenaris SA	1,638	17,664
Terna Rete Elettrica Nazionale SpA	4,591	33,878
UniCredit SpA	7,706	79,425

		1,230,067

Malta — 0.0%
BGP Holdings PLC(f)	38,252	0	(e)

Netherlands — 1.9%
ABN AMRO Bank NV, CVA(a)(b)	1,585	20,507
Adyen NV(a)(b)	62	152,369
Aegon NV	6,560	30,529
Akzo Nobel NV	631	75,899
ArcelorMittal SA(a)	2,320	67,726
Argenx SE(a)	157	45,435
ASM International NV	163	49,624
ASML Holding NV	1,466	955,094
Davide Campari-Milano NV	2,058	24,308
EXOR NV	366	30,101
Heineken Holding NV	401	39,873
Heineken NV	871	101,118
ING Groep NV	13,611	174,172
JDE Peet’s NV(a)	262	10,194
Just Eat Takeaway.com NV(a)(b)	402	41,618
Koninklijke Ahold Delhaize NV	3,846	103,661
Koninklijke DSM NV	588	105,609
Koninklijke KPN NV	11,702	40,373
Koninklijke Philips NV(a)	3,210	181,154
Koninklijke Vopak NV	264	12,108
NN Group NV	1,068	53,445
NXP Semiconductors NV	972	187,120
Prosus NV	1,702	184,869
QIAGEN NV(a)	792	38,642
Randstad NV	420	30,376
Royal Dutch Shell PLC, Class A	14,251	269,331
Royal Dutch Shell PLC, Class B	12,900	232,010
Stellantis NV	7,047	117,271
STMicroelectronics NV	2,188	82,073
Wolters Kluwer NV	945	85,615

		3,542,224

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	2,535	13,914
Auckland International Airport Ltd.(a)	3,447	18,772
Fisher & Paykel Healthcare Corp. Ltd.	1,989	51,304
Mercury NZ Ltd.	2,387	11,886

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	4,648	$17,775
Ryman Healthcare Ltd.	1,278	13,012
Spark New Zealand Ltd.	6,123	19,330
Xero Ltd.(a)	424	46,364

		192,357

Norway — 0.2%
Adevinta ASA(a)	835	15,327
DNB ASA	3,036	65,429
Equinor ASA	3,451	70,406
Gjensidige Forsikring ASA	717	16,349
Mowi ASA	1,541	38,134
Norsk Hydro ASA	4,661	29,823
Orkla ASA	2,803	28,664
Schibsted ASA, Class A(a)	183	9,238
Schibsted ASA, Class B(a)	390	17,134
Telenor ASA	2,574	45,992
Yara International ASA	600	31,393

		367,889

Portugal — 0.0%
EDP - Energias de Portugal SA	9,052	50,365
Galp Energia SGPS SA	1,796	20,777
Jeronimo Martins SGPS SA	975	17,829

		88,971

Singapore — 0.4%
Ascendas REIT	10,377	24,258
CapitaLand Integrated Commercial Trust	19,001	30,707
CapitaLand Ltd.	7,800	21,810
City Developments Ltd.	1,800	10,675
DBS Group Holdings Ltd.	6,500	146,133
Genting Singapore Ltd.	20,300	13,199
Keppel Corp. Ltd.(c)	4,800	19,555
Mapletree Commercial Trust	7,400	12,181
Mapletree Logistics Trust(c)	9,589	14,343
Oversea-Chinese Banking Corp. Ltd.(c)	11,225	102,935
Singapore Airlines Ltd.(a)	4,800	18,256
Singapore Exchange Ltd.	3,400	26,706
Singapore Technologies Engineering Ltd.	5,500	15,958
Singapore Telecommunications Ltd.	28,100	52,804
Suntec REIT	9,300	10,695
United Overseas Bank Ltd.	4,100	81,944
UOL Group Ltd.	2,100	12,154
Venture Corp. Ltd.	1,100	16,660
Wilmar International Ltd.	6,800	26,681

		657,654

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	973	31,777
Aena SME SA(a)(b)	236	41,109
Amadeus IT Group SA(a)	1,521	103,817
Banco Bilbao Vizcaya Argentaria SA	23,064	129,674
Banco Santander SA	58,384	225,959
CaixaBank SA	15,359	49,311
Cellnex Telecom SA(b)(c)	1,515	85,789
Enagas SA	959	20,918
Endesa SA	1,068	28,104
Ferrovial SA	1,743	49,602
Grifols SA	1,069	29,019
Iberdrola SA	21,188	286,561
Industria de Diseno Textil SA	3,779	134,746
Naturgy Energy Group SA	1,053	27,038

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	1,551	$28,520
Repsol SA	5,628	67,330
Siemens Gamesa Renewable Energy SA(a)	834	30,219
Telefonica SA	17,830	82,711

		1,452,204

Sweden — 1.1%
Alfa Laval AB	939	31,804
Assa Abloy AB, Class B	3,540	101,020
Atlas Copco AB, Class A	2,347	142,390
Atlas Copco AB, Class B	1,365	70,948
Boliden AB	897	34,986
Electrolux AB, Series B	651	18,293
Epiroc AB, Class A	2,355	51,106
Epiroc AB, Class B	1,365	26,813
EQT AB	833	28,204
Essity AB, Class B	2,069	67,607
Evolution AB(b)	556	109,941
Fastighets AB Balder, Class B(a)	351	20,244
H & M Hennes & Mauritz AB, Class B(a)	2,808	69,339
Hexagon AB, Class B	930	88,801
Husqvarna AB, Class B	1,794	25,003
ICA Gruppen AB	273	12,591
Industrivarden AB, Class A	372	14,289
Industrivarden AB, Class C	508	18,360
Investment AB Latour, Class B	518	15,866
Investor AB, Class B	1,556	132,290
Kinnevik AB, Class B	858	47,488
L E Lundbergforetagen AB, Class B	288	16,478
Lundin Energy AB	468	15,010
Nibe Industrier AB, Class B	1,012	37,077
Sandvik AB	3,783	93,638
Securitas AB, Class B	1,153	19,697
Skandinaviska Enskilda Banken AB, Class A	5,421	69,656
Skanska AB, Class B	1,287	34,946
SKF AB, Class B	1,396	36,090
Svenska Cellulosa AB SCA, Class B	1,963	34,474
Svenska Handelsbanken AB, Class A	5,400	62,700
Swedbank AB, Class A	3,150	55,410
Swedish Match AB	590	48,452
Tele2 AB, Class B	1,522	19,683
Telefonaktiebolaget LM Ericsson, Class B	10,131	138,910
Telia Co. AB	9,078	37,619
Volvo AB, Class B	5,074	124,123

		1,971,346

Switzerland — 3.0%
ABB Ltd., Registered	6,439	209,327
Adecco Group AG, Registered	578	39,190
Alcon Inc.(a)	1,719	129,106
Baloise Holding AG, Registered	170	28,779
Banque Cantonale Vaudoise, Registered	78	7,962
Barry Callebaut AG, Registered	10	22,104
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3	27,860
Cie. Financiere Richemont SA, Class A, Registered	1,822	187,064
Clariant AG, Registered	621	13,015
Coca-Cola HBC AG	664	23,002
Credit Suisse Group AG, Registered	8,814	92,252
EMS-Chemie Holding AG, Registered	30	28,041
Geberit AG, Registered	125	82,287

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Givaudan SA, Registered	32	$134,168
Glencore PLC	34,683	141,756
Julius Baer Group Ltd.	780	49,192
Kuehne + Nagel International AG, Registered	188	56,273
LafargeHolcim Ltd., Registered	1,834	113,211
Logitech International SA, Registered	534	59,955
Lonza Group AG, Registered	260	165,570
Nestle SA, Registered	9,990	1,192,600
Novartis AG, Registered	7,633	652,452
Partners Group Holding AG	68	96,925
Roche Holding AG	2,418	788,988
Roche Holding AG, Bearer	110	38,257
Schindler Holding AG, Participation Certificates, NVS	145	41,304
Schindler Holding AG, Registered	78	21,723
SGS SA, Registered	22	65,128
Siemens Energy AG(a)	1,311	43,873
Sika AG, Registered	468	139,777
Sonova Holding AG, Registered(a)	212	62,783
Straumann Holding AG, Registered	39	55,782
Swatch Group AG (The), Bearer	117	35,868
Swatch Group AG (The), Registered	158	9,485
Swiss Life Holding AG, Registered	101	49,268
Swiss Prime Site AG, Registered	283	27,538
Swiss Re AG	1,005	93,530
Swisscom AG, Registered	92	49,962
Temenos AG, Registered	234	34,405
UBS Group AG, Registered	12,724	194,268
Vifor Pharma AG	171	24,664
Zurich Insurance Group AG	521	214,044

		5,542,738

United Kingdom — 4.3%
3i Group PLC	3,436	60,989
Admiral Group PLC	718	31,106
Amcor PLC	5,226	61,405
Anglo American PLC	4,242	180,309
Antofagasta PLC	1,224	31,614
Aptiv PLC(a)	929	133,674
Ashtead Group PLC	1,541	99,233
Associated British Foods PLC(a)	1,248	39,880
AstraZeneca PLC	4,567	487,838
Auto Trader Group PLC(a)(b)	3,657	28,871
AVEVA Group PLC	403	19,417
Aviva PLC	13,808	76,529
BAE Systems PLC	11,388	79,814
Barclays PLC	61,169	148,634
Barratt Developments PLC	3,369	36,010
Berkeley Group Holdings PLC	469	30,046
BP PLC	69,620	292,069
British American Tobacco PLC	7,819	290,348
British Land Co. PLC (The)	3,369	24,181
BT Group PLC(a)	28,392	64,842
Bunzl PLC	1,209	38,952
Burberry Group PLC(a)	1,434	40,920
Coca-Cola European Partners PLC	652	37,047
Compass Group PLC(a)	6,182	134,595
Croda International PLC	496	46,451
DCC PLC	352	30,626
Diageo PLC	8,034	361,624
Direct Line Insurance Group PLC	4,697	18,541
Entain PLC(a)	1,875	43,912

Security	Shares	Value

United Kingdom (continued)
Evraz PLC	1,404	$12,488
Experian PLC	3,231	124,900
Ferguson PLC	759	95,966
Fresnillo PLC	634	7,230
GlaxoSmithKline PLC	17,410	322,911
Halma PLC	1,331	47,693
Hargreaves Lansdown PLC	1,078	25,664
Hikma Pharmaceuticals PLC	708	23,918
HSBC Holdings PLC	69,617	436,446
Imperial Brands PLC	3,315	69,191
Informa PLC(a)	5,522	42,983
InterContinental Hotels Group PLC(a)	600	42,799
Intertek Group PLC	585	49,715
J Sainsbury PLC	5,451	17,940
JD Sports Fashion PLC(a)	1,186	15,081
Johnson Matthey PLC	696	31,319
Kingfisher PLC(a)	7,489	37,048
Land Securities Group PLC	2,654	26,486
Legal & General Group PLC	19,968	75,310
Lloyds Banking Group PLC	247,394	155,628
London Stock Exchange Group PLC	1,092	111,883
M&G PLC	9,252	27,836
Melrose Industries PLC	16,653	37,560
Mondi PLC	1,703	46,333
National Grid PLC	12,014	151,469
Natwest Group PLC	17,075	46,479
Next PLC(a)	444	47,962
Ocado Group PLC(a)	1,560	45,293
Pearson PLC	2,496	28,683
Persimmon PLC	1,068	46,313
Phoenix Group Holdings PLC	1,909	18,803
Prudential PLC	8,918	189,471
Reckitt Benckiser Group PLC	2,430	217,041
RELX PLC	6,569	170,943
Rentokil Initial PLC	6,536	45,283
Rio Tinto PLC	3,929	330,528
Rolls-Royce Holdings PLC(a)	28,500	41,283
Royalty Pharma PLC, Class A	601	26,444
RSA Insurance Group PLC	3,433	32,436
Sage Group PLC (The)	3,746	33,090
Schroders PLC	420	20,981
Segro PLC	4,012	55,854
Sensata Technologies Holding PLC(a)	585	33,778
Severn Trent PLC	810	27,779
Smith & Nephew PLC	3,042	66,146
Smiths Group PLC	1,380	31,058
Spirax-Sarco Engineering PLC	262	42,859
SSE PLC	3,745	76,118
St. James’s Place PLC	1,821	34,327
Standard Chartered PLC	8,548	61,495
Standard Life Aberdeen PLC	7,143	27,444
Taylor Wimpey PLC	13,992	34,793
Tesco PLC	25,859	79,125
Unilever PLC	9,046	529,980
United Utilities Group PLC	2,304	30,886
Vodafone Group PLC	92,014	174,280
Whitbread PLC(a)	686	30,812
Wm Morrison Supermarkets PLC	7,776	18,717
WPP PLC	4,368	59,002

		7,760,760

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 71.0%
10X Genomics Inc., Class A(a)	214	$42,329
3M Co.	1,989	392,111
A O Smith Corp.	507	34,349
Abbott Laboratories	6,084	730,567
AbbVie Inc.	6,072	677,028
ABIOMED Inc.(a)	156	50,034
Accenture PLC, Class A	2,200	637,934
Activision Blizzard Inc.	2,655	242,109
Adobe Inc.(a)	1,651	839,269
Advance Auto Parts Inc.	264	52,842
Advanced Micro Devices Inc.(a)	4,174	340,682
AES Corp. (The)	2,496	69,439
Aflac Inc.	2,396	128,737
Agilent Technologies Inc.	1,058	141,391
AGNC Investment Corp.	1,717	30,786
Air Products & Chemicals Inc.	757	218,379
Airbnb Inc., Class A(a)(c)	180	31,088
Akamai Technologies Inc.(a)	534	58,046
Albemarle Corp.	370	62,223
Alexandria Real Estate Equities Inc.	439	79,503
Alexion Pharmaceuticals Inc.(a)	780	131,570
Align Technology Inc.(a)	258	153,647
Alleghany Corp.(a)	45	30,554
Allegion PLC	281	37,761
Alliant Energy Corp.	771	43,307
Allstate Corp. (The)	1,100	139,480
Ally Financial Inc.	1,294	66,576
Alnylam Pharmaceuticals Inc.(a)	380	53,443
Alphabet Inc., Class A(a)	1,039	2,445,286
Alphabet Inc., Class C, NVS(a)	1,026	2,472,783
Altice USA Inc., Class A(a)	798	28,975
Altria Group Inc.	6,480	309,420
Amazon.com Inc.(a)	1,474	5,110,977
AMERCO	39	23,269
Ameren Corp.	858	72,793
American Electric Power Co. Inc.	1,716	152,226
American Express Co.	2,384	365,586
American Financial Group Inc./OH	285	35,015
American International Group Inc.	3,042	147,385
American Tower Corp.	1,546	393,874
American Water Works Co. Inc.	654	102,017
Ameriprise Financial Inc.	417	107,753
AmerisourceBergen Corp.	498	60,158
AMETEK Inc.	824	111,182
Amgen Inc.	2,013	482,395
Amphenol Corp., Class A	2,066	139,124
Analog Devices Inc.	1,287	197,117
Annaly Capital Management Inc.	5,093	46,244
ANSYS Inc.(a)	301	110,064
Anthem Inc.	877	332,725
Aon PLC, Class A	790	198,638
Apollo Global Management Inc.	562	31,118
Apple Inc.	58,742	7,722,223
Applied Materials Inc.	3,119	413,922
Aramark	860	33,428
Arch Capital Group Ltd.(a)	1,404	55,753
Archer-Daniels-Midland Co.	1,952	123,230
Arista Networks Inc.(a)(c)	195	61,458
Arrow Electronics Inc.(a)	241	27,491
Arthur J Gallagher & Co.	672	97,406

Security	Shares	Value

United States (continued)
Assurant Inc.	204	$31,742
AT&T Inc.	24,438	767,598
Athene Holding Ltd., Class A(a)	507	30,253
Atmos Energy Corp.	390	40,400
Autodesk Inc.(a)	756	220,684
Autoliv Inc.(a)	295	29,695
Automatic Data Processing Inc.	1,467	274,314
AutoZone Inc.(a)	82	120,058
Avalara Inc.(a)	300	42,513
AvalonBay Communities Inc.	475	91,200
Avantor Inc.(a)	1,797	57,576
Avery Dennison Corp.	312	66,821
Axalta Coating Systems Ltd.(a)	806	25,703
Baker Hughes Co.	2,208	44,337
Ball Corp.	1,093	102,349
Bank of America Corp.	26,968	1,093,013
Bank of New York Mellon Corp. (The)	2,797	139,514
Baxter International Inc.	1,786	153,042
Becton Dickinson and Co.	1,010	251,298
Berkshire Hathaway Inc., Class B(a)(c)	4,719	1,297,489
Best Buy Co. Inc.	760	88,365
Biogen Inc.(a)	536	143,289
BioMarin Pharmaceutical Inc.(a)	615	47,921
Bio-Rad Laboratories Inc., Class A(a)	78	49,150
Black Knight Inc.(a)	525	38,021
BlackRock Inc.(g)	531	435,048
Blackstone Group Inc. (The)	2,319	205,208
Boeing Co. (The)(a)	1,860	435,817
Booking Holdings Inc.(a)	141	347,717
Booz Allen Hamilton Holding Corp.	493	40,894
BorgWarner Inc.	717	34,832
Boston Properties Inc.	478	52,269
Boston Scientific Corp.(a)	4,790	208,844
Bristol-Myers Squibb Co.	7,860	490,621
Broadcom Inc.	1,407	641,873
Broadridge Financial Solutions Inc.	405	64,245
Brown & Brown Inc.	895	47,596
Brown-Forman Corp., Class B, NVS	1,049	80,018
Bunge Ltd.	498	42,041
Burlington Stores Inc.(a)	234	76,361
Cable One Inc.	16	28,640
Cabot Oil & Gas Corp.	1,443	24,055
Cadence Design Systems Inc.(a)	990	130,452
Camden Property Trust	312	37,590
Campbell Soup Co.	639	30,512
Capital One Financial Corp.	1,543	230,030
Cardinal Health Inc.	1,014	61,185
Carlyle Group Inc. (The)	488	20,818
CarMax Inc.(a)	554	73,815
Carnival Corp.(a)	2,684	75,045
Carrier Global Corp.	2,850	124,203
Carvana Co.(a)(c)	218	62,187
Catalent Inc.(a)	578	65,008
Caterpillar Inc.	1,854	422,916
Cboe Global Markets Inc.	412	43,000
CBRE Group Inc., Class A(a)	1,133	96,532
CDW Corp./DE	497	88,630
Celanese Corp.	435	68,143
Centene Corp.(a)	2,031	125,394
CenterPoint Energy Inc.	1,731	42,392

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ceridian HCM Holding Inc.(a)	463	$43,744
Cerner Corp.	1,053	79,028
CF Industries Holdings Inc.	810	39,390
CH Robinson Worldwide Inc.	471	45,725
Charles Schwab Corp. (The)	5,285	372,064
Charter Communications Inc., Class A(a)(c)	482	324,603
Cheniere Energy Inc.(a)	741	57,442
Chevron Corp.	6,610	681,293
Chewy Inc., Class A(a)(c)	264	21,046
Chipotle Mexican Grill Inc.(a)	93	138,759
Chubb Ltd.	1,550	265,964
Church & Dwight Co. Inc.	862	73,908
Cigna Corp.	1,249	311,013
Cincinnati Financial Corp.	546	61,523
Cintas Corp.	293	101,126
Cisco Systems Inc.	14,663	746,493
Citigroup Inc.	7,216	514,068
Citizens Financial Group Inc.	1,567	72,521
Citrix Systems Inc.	407	50,407
Clorox Co. (The)	425	77,563
Cloudflare Inc., Class A(a)	684	57,962
CME Group Inc.	1,258	254,103
CMS Energy Corp.	990	63,746
Coca-Cola Co. (The)	14,168	764,789
Cognex Corp.	605	52,103
Cognizant Technology Solutions Corp., Class A	1,915	153,966
Colgate-Palmolive Co.	2,770	223,539
Comcast Corp., Class A	15,769	885,429
Conagra Brands Inc.	1,668	61,866
ConocoPhillips	4,686	239,642
Consolidated Edison Inc.	1,161	89,873
Constellation Brands Inc., Class A	585	140,587
Cooper Companies Inc. (The)	171	70,262
Copart Inc.(a)	741	92,262
Corning Inc.	2,564	113,354
Corteva Inc.	2,626	128,044
CoStar Group Inc.(a)	130	111,076
Costco Wholesale Corp.	1,524	567,065
Coupa Software Inc.(a)	217	58,382
Crowdstrike Holdings Inc., Class A(a)	603	125,732
Crown Castle International Corp.	1,494	282,456
Crown Holdings Inc.	491	53,912
CSX Corp.	2,617	263,663
Cummins Inc.	495	124,760
CVS Health Corp.	4,480	342,272
Danaher Corp.	2,228	565,778
Darden Restaurants Inc.	444	65,144
Datadog Inc., Class A(a)	608	52,148
DaVita Inc.(a)	286	33,328
Deere & Co.	1,022	379,009
Dell Technologies Inc., Class C(a)	846	83,187
Delta Air Lines Inc.(a)	512	24,023
DENTSPLY SIRONA Inc.	671	45,299
Devon Energy Corp.	2,082	48,677
DexCom Inc.(a)(c)	335	129,344
Digital Realty Trust Inc.	983	151,687
Discover Financial Services	1,104	125,856
Discovery Inc., Class A(a)	507	19,094
Discovery Inc., Class C, NVS(a)	1,035	33,441
DISH Network Corp., Class A(a)	822	36,817

Security	Shares	Value

United States (continued)
DocuSign Inc.(a)	614	$136,885
Dollar General Corp.	847	181,893
Dollar Tree Inc.(a)	787	90,426
Dominion Energy Inc.	2,807	224,279
Domino’s Pizza Inc.	140	59,128
Dover Corp.	483	72,059
Dow Inc.	2,535	158,437
DR Horton Inc.	1,140	112,051
DraftKings Inc., Class A(a)(c)	591	33,486
Dropbox Inc., Class A(a)	1,014	26,060
DTE Energy Co.	685	95,914
Duke Energy Corp.	2,569	258,673
Duke Realty Corp.	1,332	61,965
DuPont de Nemours Inc.	1,849	142,576
Dynatrace Inc.(a)	634	32,993
Eastman Chemical Co.	469	54,118
Eaton Corp. PLC	1,360	194,385
eBay Inc.	2,428	135,458
Ecolab Inc.	871	195,209
Edison International	1,235	73,421
Edwards Lifesciences Corp.(a)	2,133	203,744
Elanco Animal Health Inc.(a)	1,498	47,502
Electronic Arts Inc.	1,007	143,075
Eli Lilly & Co.	2,971	543,010
Emerson Electric Co.	2,044	184,962
Enphase Energy Inc.(a)	417	58,067
Entergy Corp.	717	78,361
EOG Resources Inc.	2,028	149,342
EPAM Systems Inc.(a)	195	89,261
Equifax Inc.	420	96,277
Equinix Inc.	308	221,994
Equitable Holdings Inc.	1,476	50,523
Equity LifeStyle Properties Inc.	557	38,656
Equity Residential	1,260	93,530
Erie Indemnity Co., Class A, NVS	78	16,694
Essential Utilities Inc.	757	35,677
Essex Property Trust Inc.	235	68,272
Estee Lauder Companies Inc. (The), Class A	782	245,392
Etsy Inc.(a)	416	82,697
Everest Re Group Ltd.	137	37,942
Evergy Inc.	823	52,647
Eversource Energy	1,113	95,963
Exact Sciences Corp.(a)	546	71,974
Exelon Corp.	3,378	151,807
Expedia Group Inc.	490	86,353
Expeditors International of Washington Inc.	600	65,916
Extra Space Storage Inc.	459	68,249
Exxon Mobil Corp.	14,651	838,623
F5 Networks Inc.(a)	207	38,659
Facebook Inc., Class A(a)	8,300	2,698,164
FactSet Research Systems Inc.	140	47,071
Fair Isaac Corp.(a)	95	49,534
Fastenal Co.	2,028	106,024
FedEx Corp.	847	245,893
Fidelity National Financial Inc.	898	40,967
Fidelity National Information Services Inc.	2,169	331,640
Fifth Third Bancorp	2,528	102,485
First Republic Bank/CA	585	107,195
FirstEnergy Corp.	1,785	67,687
Fiserv Inc.(a)	1,934	232,312

8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FleetCor Technologies Inc.(a)	294	$84,590
FMC Corp.	472	55,809
Ford Motor Co.(a)	13,353	154,094
Fortinet Inc.(a)	450	91,904
Fortive Corp.	1,066	75,494
Fortune Brands Home & Security Inc.	442	46,401
Fox Corp., Class A, NVS	1,305	48,833
Fox Corp., Class B	587	21,355
Franklin Resources Inc.	1,083	32,490
Freeport-McMoRan Inc.	4,954	186,815
Garmin Ltd.	475	65,189
Gartner Inc.(a)	320	62,682
Generac Holdings Inc.(a)	220	71,269
General Dynamics Corp.	833	158,462
General Electric Co.	30,307	397,628
General Mills Inc.	2,108	128,293
General Motors Co.	4,410	252,340
Genuine Parts Co.	508	63,485
Gilead Sciences Inc.	4,279	271,588
Global Payments Inc.	1,015	217,849
Globe Life Inc.	326	33,412
GoDaddy Inc., Class A(a)	624	54,176
Goldman Sachs Group Inc. (The)	1,129	393,400
Guidewire Software Inc.(a)	289	30,492
Halliburton Co.	3,042	59,502
Hartford Financial Services Group Inc. (The)	1,248	82,318
Hasbro Inc.	483	48,034
HCA Healthcare Inc.	936	188,192
Healthpeak Properties Inc.	1,716	58,927
HEICO Corp.	117	16,474
HEICO Corp., Class A	239	30,181
Henry Schein Inc.(a)	522	37,845
Hershey Co. (The)	520	85,436
Hess Corp.	975	72,647
Hewlett Packard Enterprise Co.	4,151	66,499
Hilton Worldwide Holdings Inc.(a)	988	127,156
Hologic Inc.(a)	875	57,356
Home Depot Inc. (The)	3,721	1,204,376
Honeywell International Inc.	2,416	538,865
Hormel Foods Corp.	1,026	47,401
Host Hotels & Resorts Inc.	2,565	46,580
Howmet Aerospace Inc.(a)	1,508	48,196
HP Inc.	4,726	161,204
HubSpot Inc.(a)	153	80,547
Humana Inc.	463	206,146
Huntington Bancshares Inc./OH	3,240	49,637
Huntington Ingalls Industries Inc.	156	33,122
IAC/InterActiveCorp.(a)	287	72,746
IDEX Corp.	242	54,256
IDEXX Laboratories Inc.(a)	291	159,756
IHS Markit Ltd.	1,326	142,651
Illinois Tool Works Inc.	1,105	254,658
Illumina Inc.(a)	507	199,170
Incyte Corp.(a)	635	54,216
Ingersoll Rand Inc.(a)	1,267	62,602
Insulet Corp.(a)	212	62,587
Intel Corp.	14,104	811,403
Intercontinental Exchange Inc.	1,931	227,298
International Business Machines Corp.	3,081	437,132
International Flavors & Fragrances Inc.	772	109,755

Security	Shares	Value

United States (continued)
International Paper Co.	1,365	$79,170
Interpublic Group of Companies Inc. (The)	1,302	41,339
Intuit Inc.	897	369,708
Intuitive Surgical Inc.(a)	409	353,785
Invesco Ltd.	1,380	37,260
Invitation Homes Inc.	1,778	62,337
Ionis Pharmaceuticals Inc.(a)	468	20,040
IPG Photonics Corp.(a)	135	29,310
IQVIA Holdings Inc.(a)	675	158,416
Iron Mountain Inc.	971	38,957
Jack Henry & Associates Inc.	278	45,267
Jacobs Engineering Group Inc.	433	57,853
Jazz Pharmaceuticals PLC(a)	186	30,578
JB Hunt Transport Services Inc.	290	49,506
JM Smucker Co. (The)	421	55,147
Johnson & Johnson	9,056	1,473,683
Johnson Controls International PLC	2,594	161,710
JPMorgan Chase & Co.	10,545	1,621,926
Juniper Networks Inc.	1,263	32,068
Kansas City Southern	345	100,812
Kellogg Co.	899	56,116
Keurig Dr Pepper Inc.	1,952	69,979
KeyCorp.	3,432	74,680
Keysight Technologies Inc.(a)	663	95,704
Kimberly-Clark Corp.	1,152	153,585
Kinder Morgan Inc.	6,958	118,634
KKR & Co. Inc.	1,784	100,939
KLA Corp.	545	171,866
Knight-Swift Transportation Holdings Inc.	470	22,146
Kraft Heinz Co. (The)	2,267	93,604
Kroger Co. (The)	2,760	100,850
L3Harris Technologies Inc.	731	152,947
Laboratory Corp. of America Holdings(a)	355	94,384
Lam Research Corp.	495	307,123
Lamb Weston Holdings Inc.	507	40,814
Las Vegas Sands Corp.	1,209	74,063
Lear Corp.	199	36,584
Leidos Holdings Inc.	446	45,171
Lennar Corp., Class A	979	101,424
Lennox International Inc.	132	44,265
Liberty Broadband Corp., Class A(a)	88	13,875
Liberty Broadband Corp., Class C, NVS(a)	547	89,008
Liberty Global PLC, Class A(a)	665	17,889
Liberty Global PLC, Class C, NVS(a)	1,379	37,316
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	703	32,999
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	312	14,099
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	663	29,987
Lincoln National Corp.	702	45,019
Live Nation Entertainment Inc.(a)	507	41,513
LKQ Corp.(a)	1,068	49,886
Lockheed Martin Corp.	858	326,520
Loews Corp.	820	45,715
Lowe’s Companies Inc.	2,522	494,942
Lululemon Athletica Inc.(a)	431	144,501
Lumen Technologies Inc.	3,507	44,995
LyondellBasell Industries NV, Class A	924	95,856
M&T Bank Corp.	432	68,122
Marathon Petroleum Corp.	2,276	126,659
Markel Corp.(a)	48	56,468
MarketAxess Holdings Inc.	133	64,965

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marriott International Inc./MD, Class A(a)	962	$142,876
Marsh & McLennan Companies Inc.	1,763	239,239
Martin Marietta Materials Inc.	215	75,921
Marvell Technology Inc.	2,223	100,502
Masco Corp.	912	58,259
Masimo Corp.(a)	167	38,856
Mastercard Inc., Class A	3,075	1,174,834
Match Group Inc.(a)(c)	885	137,733
Maxim Integrated Products Inc.	936	87,984
McCormick & Co. Inc./MD, NVS	888	80,240
McDonald’s Corp.	2,561	604,601
McKesson Corp.	556	104,283
Medical Properties Trust Inc.	1,789	39,447
Medtronic PLC	4,641	607,600
MercadoLibre Inc.(a)	156	245,073
Merck & Co. Inc.	8,700	648,150
MetLife Inc.	2,635	167,665
Mettler-Toledo International Inc.(a)	86	112,946
MGM Resorts International	1,527	62,179
Microchip Technology Inc.	896	134,660
Micron Technology Inc.(a)	3,841	330,595
Microsoft Corp.	24,816	6,258,099
Mid-America Apartment Communities Inc.	405	63,719
Moderna Inc.(a)	959	171,488
Mohawk Industries Inc.(a)	195	40,073
Molina Healthcare Inc.(a)	199	50,765
Molson Coors Beverage Co., Class B	678	37,256
Mondelez International Inc., Class A	4,974	302,469
MongoDB Inc.(a)	166	49,378
Monolithic Power Systems Inc.	150	54,207
Monster Beverage Corp.(a)	1,326	128,688
Moody’s Corp.	585	191,125
Morgan Stanley	4,851	400,450
Mosaic Co. (The)	1,365	48,021
Motorola Solutions Inc.	575	108,273
MSCI Inc.	286	138,930
Nasdaq Inc.	384	62,031
NetApp Inc.	719	53,702
Netflix Inc.(a)	1,520	780,474
Neurocrine Biosciences Inc.(a)	307	29,008
Newell Brands Inc.	1,360	36,666
Newmont Corp.	2,817	175,809
News Corp., Class A, NVS	1,317	34,499
NextEra Energy Inc.	6,740	522,417
Nike Inc., Class B	4,317	572,521
NiSource Inc.	1,303	33,904
Nordson Corp.	179	37,842
Norfolk Southern Corp.	873	243,777
Northern Trust Corp.	717	81,595
Northrop Grumman Corp.	539	191,043
NortonLifeLock Inc.	1,853	40,043
Novocure Ltd.(a)	300	61,230
NRG Energy Inc.	877	31,414
Nucor Corp.	1,088	89,499
NVIDIA Corp.	2,131	1,279,410
NVR Inc.(a)	12	60,217
O’Reilly Automotive Inc.(a)	263	145,407
Occidental Petroleum Corp.	3,246	82,319
OGE Energy Corp.	693	23,257
Okta Inc.(a)	397	107,071

Security	Shares	Value

United States (continued)
Old Dominion Freight Line Inc.	330	$85,077
Omega Healthcare Investors Inc.	767	29,146
Omnicom Group Inc.	781	64,245
ON Semiconductor Corp.(a)	1,521	59,319
ONEOK Inc.	1,437	75,213
Oracle Corp.	6,719	509,233
Otis Worldwide Corp.	1,424	110,887
Owens Corning	390	37,756
PACCAR Inc.	1,209	108,665
Packaging Corp. of America	303	44,738
Palo Alto Networks Inc.(a)	334	118,032
Parker-Hannifin Corp.	457	143,411
Paychex Inc.	1,133	110,456
Paycom Software Inc.(a)	181	69,578
PayPal Holdings Inc.(a)	3,838	1,006,669
Peloton Interactive Inc., Class A(a)	835	82,122
Pentair PLC	587	37,867
PepsiCo Inc.	4,763	686,634
PerkinElmer Inc.	362	46,926
Pfizer Inc.	19,207	742,351
PG&E Corp.(a)	5,051	57,177
Philip Morris International Inc.	5,328	506,160
Phillips 66	1,540	124,601
Pinnacle West Capital Corp.	381	32,252
Pinterest Inc., Class A(a)	1,758	116,678
Pioneer Natural Resources Co.	707	108,758
Plug Power Inc.(a)(c)	1,610	45,901
PNC Financial Services Group Inc. (The)	1,445	270,143
Pool Corp.	141	59,575
PPD Inc.(a)	432	19,958
PPG Industries Inc.	826	141,444
PPL Corp.	2,506	73,000
Principal Financial Group Inc.	1,016	64,892
Procter & Gamble Co. (The)	8,586	1,145,544
Progressive Corp. (The)	2,042	205,711
Prologis Inc.	2,546	296,685
Prudential Financial Inc.	1,322	132,676
PTC Inc.(a)	392	51,328
Public Service Enterprise Group Inc.	1,770	111,793
Public Storage	546	153,513
PulteGroup Inc.	943	55,750
Qorvo Inc.(a)	385	72,445
QUALCOMM Inc.	3,882	538,822
Quest Diagnostics Inc.	483	63,698
Raymond James Financial Inc.	429	56,105
Raytheon Technologies Corp.	5,304	441,505
Realty Income Corp.	1,106	76,480
Regency Centers Corp.	561	35,713
Regeneron Pharmaceuticals Inc.(a)	353	169,899
Regions Financial Corp.	3,404	74,207
Reinsurance Group of America Inc.	231	30,152
RenaissanceRe Holdings Ltd.	155	26,166
Republic Services Inc.	780	82,914
ResMed Inc.	509	95,677
RingCentral Inc., Class A(a)	253	80,694
Robert Half International Inc.	390	34,168
Rockwell Automation Inc.	397	104,911
Roku Inc.(a)	375	128,614
Rollins Inc.	852	31,763
Roper Technologies Inc.	369	164,736

10

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ross Stores Inc.	1,251	$163,806
Royal Caribbean Cruises Ltd.	790	68,691
RPM International Inc.	456	43,247
S&P Global Inc.	827	322,853
salesforce.com Inc.(a)	3,127	720,211
Sarepta Therapeutics Inc.(a)	260	18,418
SBA Communications Corp.	390	116,891
Schlumberger Ltd.	4,797	129,759
Seagate Technology PLC	858	79,657
Seagen Inc.(a)	429	61,673
Sealed Air Corp.	561	27,713
SEI Investments Co.	478	29,368
Sempra Energy	975	134,131
ServiceNow Inc.(a)	671	339,774
Sherwin-Williams Co. (The)	846	231,694
Simon Property Group Inc.	1,079	131,357
Sirius XM Holdings Inc.(c)	3,854	23,509
Skyworks Solutions Inc.	576	104,446
Slack Technologies Inc., Class A(a)	1,579	66,950
Snap Inc., Class A, NVS(a)	3,255	201,224
Snap-on Inc.	162	38,491
Snowflake Inc., Class A(a)	102	23,622
SolarEdge Technologies Inc.(a)	175	46,120
Southern Co. (The)	3,618	239,403
Southwest Airlines Co.	537	33,713
Splunk Inc.(a)	537	67,888
Square Inc., Class A(a)(c)	1,321	323,407
SS&C Technologies Holdings Inc.	792	58,782
Stanley Black & Decker Inc.	522	107,934
Starbucks Corp.	4,062	465,058
State Street Corp.	1,185	99,481
Steel Dynamics Inc.	627	33,996
Stryker Corp.	1,174	308,328
Sun Communities Inc.	370	61,727
Sunrun Inc.(a)	410	20,090
SVB Financial Group(a)	173	98,927
Synchrony Financial	1,805	78,951
Synopsys Inc.(a)	531	131,189
Sysco Corp.	1,707	144,634
T-Mobile U.S. Inc.(a)(c)	1,935	255,672
T Rowe Price Group Inc.	773	138,522
Take-Two Interactive Software Inc.(a)	401	70,327
Target Corp.	1,713	355,036
TE Connectivity Ltd.	1,147	154,237
Teladoc Health Inc.(a)	398	68,595
Teledyne Technologies Inc.(a)	128	57,312
Teleflex Inc.	158	66,752
Teradyne Inc.	596	74,548
Tesla Inc.(a)	2,622	1,860,152
Texas Instruments Inc.	3,190	575,827
Textron Inc.	819	52,613
Thermo Fisher Scientific Inc.	1,366	642,334
TJX Companies Inc. (The)	4,129	293,159
Tractor Supply Co.	388	73,177
Trade Desk Inc. (The), Class A(a)	144	105,021
Tradeweb Markets Inc., Class A	267	21,702
TransDigm Group Inc.(a)	180	110,473
TransUnion	624	65,264
Travelers Companies Inc. (The)	848	131,152
Trimble Inc.(a)	897	73,554

Security	Shares	Value

United States (continued)
Truist Financial Corp.	4,673	$277,156
Twilio Inc., Class A(a)	483	177,647
Twitter Inc.(a)	2,740	151,303
Tyler Technologies Inc.(a)	137	58,206
Tyson Foods Inc., Class A	1,053	81,555
U.S. Bancorp	4,639	275,325
Uber Technologies Inc.(a)	3,345	183,206
UDR Inc.	1,084	50,352
UGI Corp.	639	27,931
Ulta Beauty Inc.(a)	197	64,882
Union Pacific Corp.	2,312	513,472
United Parcel Service Inc., Class B	2,473	504,146
United Rentals Inc.(a)	264	84,467
UnitedHealth Group Inc.	3,268	1,303,278
Universal Health Services Inc., Class B	294	43,633
Vail Resorts Inc.	135	43,897
Valero Energy Corp.	1,434	106,059
Veeva Systems Inc., Class A(a)	465	131,339
Ventas Inc.	1,265	70,157
VEREIT Inc.	755	36,119
VeriSign Inc.(a)	361	78,976
Verisk Analytics Inc.	546	102,757
Verizon Communications Inc.	14,212	821,311
Vertex Pharmaceuticals Inc.(a)	895	195,289
VF Corp.	1,175	103,001
ViacomCBS Inc., Class B, NVS	1,948	79,907
Viatris Inc.(a)	4,210	55,993
VICI Properties Inc.	1,923	60,959
Visa Inc., Class A	5,842	1,364,458
Vistra Corp.	1,443	24,343
VMware Inc., Class A(a)(c)	286	45,997
Vornado Realty Trust	600	27,450
Voya Financial Inc.	374	25,365
Vulcan Materials Co.	468	83,416
W R Berkley Corp.	483	38,505
Walmart Inc.	4,914	687,518
Walgreens Boots Alliance Inc.	2,485	131,954
Walt Disney Co. (The)(a)	6,259	1,164,299
Waste Management Inc.	1,474	203,368
Waters Corp.(a)	200	59,974
Wayfair Inc., Class A(a)(c)	226	66,799
WEC Energy Group Inc.	1,106	107,470
Wells Fargo & Co.	13,551	610,473
Welltower Inc.	1,443	108,268
West Pharmaceutical Services Inc.(c)	260	85,415
Western Digital Corp.	1,094	77,269
Western Union Co. (The)	1,354	34,879
Westinghouse Air Brake Technologies Corp.	659	54,084
Westrock Co.	887	49,450
Weyerhaeuser Co.	2,624	101,732
Whirlpool Corp.	236	55,802
Williams Companies Inc. (The)	4,160	101,338
Willis Towers Watson PLC	436	112,863
Workday Inc., Class A(a)	607	149,929
WP Carey Inc.	638	47,780
WW Grainger Inc.	150	65,031
Wynn Resorts Ltd.(a)	351	45,068
Xcel Energy Inc.	1,794	127,912
Xilinx Inc.	840	107,486
XPO Logistics Inc.(a)	324	45,075

11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	663	$73,361
Yum! Brands Inc.	1,079	128,962
Zebra Technologies Corp., Class A(a)	195	95,109
Zendesk Inc.(a)	401	58,606
Zillow Group Inc., Class A(a)	209	27,870
Zillow Group Inc., Class C, NVS(a)	514	66,882
Zimmer Biomet Holdings Inc.	713	126,315
Zoetis Inc.	1,652	285,846
Zoom Video Communications Inc., Class A(a)	670	214,112
Zscaler Inc.(a)	251	47,098

		128,670,482

Total Common Stocks — 99.4% (Cost: $142,857,306)		179,999,770

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	210	17,241
Fuchs Petrolub SE, Preference Shares, NVS	225	12,010
Henkel AG & Co. KGaA, Preference Shares, NVS	621	71,437
Porsche Automobil Holding SE, Preference Shares, NVS	546	57,564
Sartorius AG, Preference Shares, NVS	121	68,343
Volkswagen AG, Preference Shares, NVS	643	167,735

		394,330

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,076	11,794

Total Preferred Stocks — 0.2% (Cost: $368,643)		406,124

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	8,814	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	2,770,485	$2,771,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	244,000	244,000

		3,015,871

Total Short-Term Investments — 1.7% (Cost: $3,015,324)		3,015,871

Total Investments in Securities — 101.3% (Cost: $146,241,273)		183,421,765

Other Assets, Less Liabilities — (1.3)%		(2,341,114)

Net Assets — 100.0%		$181,080,651

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,273,194	$500,087	(a)	$—		$894	$(2,304)	$2,771,871	2,770,485	$5,330	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	304,000	—		(60,000	)(a)	—	—	244,000	244,000	176		—
BlackRock Inc.	327,756	—		(27,984)		7,949	127,327	435,048	531	6,331		—

						$8,843	$125,023	$3,450,919		$11,837		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Kokusai ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	06/18/21	$190	$(1,665)
S&P 500 E-Mini Index	2	06/18/21	417	14,459

				$12,794

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Common Stocks	$179,999,770	$—		$0	(a)	$179,999,770
Preferred Stocks	406,124	—		—		406,124
Rights	—	0	(a)	—		0	(a)
Money Market Funds	3,015,871	—		—		3,015,871

	$183,421,765	$0	(a)	$0	(a)	$183,421,765

Derivative financial instruments(b)
Assets
Futures Contracts	$14,459	$—		$—		$14,459
Liabilities
Futures Contracts	(1,665)	—		—		(1,665)

	$12,794	$—		$—		$12,794

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

13